Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 118,900	$ 182,519
Short term investments - available for sale (Note 3)	97,100	138,317
Accounts receivable, net	370,956	342,581
Unbilled revenue	146,163	113,239
Other receivables	17,491	14,415
Deferred tax asset (Note 13)	24,716	28,644
Prepayments and other current assets	28,465	24,664
Income taxes receivable (Note 13)	15,716	9,049
Total current assets	819,507	853,428
Other Assets:
Property, plant and equipment, net (Note 6)	148,185	160,830
Goodwill (Note 4)	463,324	357,523
Non-current other assets	11,583	6,732
Non-current income taxes receivable (Note 13)	15,060	25,172
Non-current deferred tax asset (Note 13)	21,472	7,421
Intangible assets (Note 5)	49,719	31,354
Total Assets	1,528,850	1,442,460
Current Liabilities:
Accounts payable	2,793	4,594
Payments on account	280,097	297,347
Other liabilities (Note 7)	251,091	194,812
Deferred tax liability (Note 13)	229
Income taxes payable (Note 13)	4,149	4,416
Total current liabilities	538,359	501,169
Other Liabilities:
Non-current other liabilities (Note 8)	13,179	11,198
Non-current government grants (Note 11)	1,116	1,359
Non-current income taxes payable (Note 13)	12,389	5,288
Non-current deferred tax liability (Note 13)	13,601	12,867
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, (Note 12) 60,106,780 shares issued and outstanding at December 31, 2014 and 61,587,257 shares issued and outstanding at December 31, 2013.	5,037	5,168
Additional paid-in capital	327,234	279,572
Capital redemption reserve (Note 12 (a))	305	100
Accumulated other comprehensive income (Note 19)	(37,555)	1,960
Retained earnings	655,185	623,779
Total Shareholders' Equity	950,206	910,579
Total Liabilities and Shareholders' Equity	$ 1,528,850	$ 1,442,460